Taxes (Details) - Schedule of Components of Income Tax - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Schedule of Components of Income Tax [Abstract]
Current	$ 3,618	$ 11,584	$ 1,905
Deferred	(1,076)	(341)	208
Total provision for income taxes	$ 2,542	$ 11,243	$ 2,113